Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Operating Lease [Member]
Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments [Line Items]
Remainder of 2022	$ 939	$ 3,544
2023	3,688	3,543
2024	3,194	3,288
2025	875	962
2026	418	505
Thereafter	1,533	1,785
Total	10,647	13,627
Less: imputed interest	(1,130)	(1,735)
Present value of lease liabilities	9,517	11,892
Less: current portion	(3,281)	(3,281)
Lease liabilities, net of current portion	6,236	8,611
Financing Lease [Member]
Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments [Line Items]
Remainder of 2022	63	1,383
2023	189	189
2024	122	122
2025	12	11
2026
Thereafter
Total	386	1,705
Less: imputed interest	(39)	(112)
Present value of lease liabilities	347	1,593
Less: current portion	(179)	(1,301)
Lease liabilities, net of current portion	$ 168	$ 292